UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Rhumbline Advisers
Address: 30 Rowes Wharf
Boston, MA 02110-3326

Form 13F File Number: 028-05909
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Wayne T. Owen
Title: Managing Director
Phone: (617) 345-0434

Signature, Place, and Date of Signing:

Wayne T. Owen	Boston, MA	9/30/2000
[Signature]	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $ 152,767 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     COLUMN 1      COL 2   COL 3   COL 4  COL 5     COL 6  COL 7COL 8
                                          AMOUNT & TYPE         VOTING AUTH
      ISSUER      TITLE OF CUSIP  VALUE (xAMT. SH/INV. DISCOTH. SOLSHARNONE

ABBOTT LABS COM   COMM. ST00282410 $4,899 10300SH   SOLE
AGILENT TECHNOLOGICOMM. ST00846u10  $252   5148SH   SOLE
AMERICA ONLINE INCCOMM. ST02364J10 $1,623 30200SH   SOLE
AMERICAN HOME PRODCOMM. ST02660910 $3,744 66200SH   SOLE
AMERICAN INTL GROUCOMM. ST02687410 $6,847 71559SH   SOLE
AMGEN INC COM     COMM. ST03116210 $1,313 18800SH   SOLE
ANHEUSER BUSCH COSCOMM. ST03522910 $4,113 97200SH   SOLE
AT&T GROUP        COMM. ST00195710 $3,721 12667SH   SOLE
BANK OF AMERICA COCOMM. ST06050510  $309   5900SH   SOLE
BELLSOUTH CORP COMCOMM. ST07986010 $4,166 10350SH   SOLE
BESTFOODS COM     COMM. ST08658U10 $1,120 15400SH   SOLE
BRISTOL MYERS SQUICOMM. ST11012210 $4,239 74200SH   SOLE
C P & L ENERGY INCCOMM. ST12614C10  $413   9900SH   SOLE
CHEVRON CORPORATIOCOMM. ST16675110 $4,817 56500SH   SOLE
CISCO SYS INC COM COMM. ST17275R10 $3,525 63800SH   SOLE
CITIGROUP INC COM COMM. ST17296710 $1,757 32500SH   SOLE
COCA COLA CO COM  COMM. ST19121610 $4,801 87100SH   SOLE
CONAGRA FOODS INC COMM. ST20588710  $650  32400SH   SOLE
CONSTELLATION ENERCOMM. ST21037110  $552  11100SH   SOLE
DELL COMPUTER CORPCOMM. ST24702510  $493  16000SH   SOLE
DISNEY WALT CO DELCOMM. ST25468710 $1,170 30600SH   SOLE
DOMINION RES INC VCOMM. ST25746U10  $749  12900SH   SOLE
DOW CHEM CO COM   COMM. ST26054310  $890  35700SH   SOLE
DU PONT E I DE NEMCOMM. ST26353410 $2,437 58800SH   SOLE
DUKE POWER CO COM COMM. ST26439910 $3,979 46400SH   SOLE
E M C CORP MASS COCOMM. ST26864810  $278   2800SH   SOLE
EXXON MOBIL CORP CCOMM. ST30231G10 $4,992 56016SH   SOLE
FPL GROUP INC COM COMM. ST30257110  $756  11500SH   SOLE
GENERAL DYNAMICS CCOMM. ST36955010  $220   3500SH   SOLE
GENERAL ELEC CO COCOMM. ST36960410 $5,521 95700SH   SOLE
GENERAL MLS INC COCOMM. ST37033410  $838  23600SH   SOLE
GENERAL MTRS CORP COMM. ST37044210  $988  15200SH   SOLE
HEINZ H J CO COM  COMM. ST42307410  $604  16300SH   SOLE
HEWLETT PACKARD COCOMM. ST42823610 $1,310 13500SH   SOLE
HOME DEPOT INC COMCOMM. ST43707610  $573  10800SH   SOLE
INTEL CORP COM    COMM. ST45814010 $3,101 74600SH   SOLE
INTERNATIONAL BUS COMM. ST45920010 $3,195 28400SH   SOLE
INTERNATIONAL PAPECOMM. ST46014610  $292  10180SH   SOLE
JOHNSON & JOHNSON COMM. ST47816010 $5,073 54000SH   SOLE
KELLOGG CO COM    COMM. ST48783610  $402  16600SH   SOLE
KIMBERLY CLARK CORCOMM. ST49436810  $502   9000SH   SOLE
LILLY ELI & CO COMCOMM. ST53245710 $4,973 61300SH   SOLE
LUCENT TECHNOLOGIECOMM. ST54946310  $832  27220SH   SOLE
MCDONALDS CORP COMCOMM. ST58013510 $2,210 73200SH   SOLE
MERCK & CO INC COMCOMM. ST58933110 $4,809 64600SH   SOLE
MICROSOFT         COMM. ST59491810 $2,491 41300SH   SOLE
MINNESOTA MNG & MFCOMM. ST60405910 $1,941 21300SH   SOLE
MOTOROLA INC COM  COMM. ST62007610  $737  26100SH   SOLE
PEPSICO INC COM   COMM. ST71344810 $5,000 10870SH   SOLE
PFIZER INC COM    COMM. ST71708110 $6,296 14010SH   SOLE
PROCTER & GAMBLE CCOMM. ST74271810 $3,209 47900SH   SOLE
QWEST COMMUNICATIOCOMM. ST74912110 $4,089 85067SH   SOLE
S&P DEPOSITORY RECCOMM. ST78462F10 $2,643 18400SH   SOLE
SBC COMMUNICATIONSCOMM. ST78387G10 $5,551 11101SH   SOLE
SCHERING PLOUGH COCOMM. ST80660510 $1,939 41700SH   SOLE
SOUTHERN CO COM   COMM. ST84258710 $1,576 48600SH   SOLE
SPRINT CORP (FON GCOMM. ST85206110  $281   9600SH   SOLE
SPRINT CORP (PCS GCOMM. ST85206150  $168   4800SH   SOLE
SUN MICROSYSTEMS ICOMM. ST86681010 $2,148 18400SH   SOLE
SUNTRUST BKS INC CCOMM. ST86791410  $125   2500SH   SOLE
TEXAS INSTRS INC CCOMM. ST88250810 $1,255 26600SH   SOLE
TIME WARNER INC COCOMM. ST88731510  $665   8500SH   SOLE
VERIZON COMMUNICATCOMM. ST92343v10 $5,352 11048SH   SOLE
VIACOM INC CL B   COMM. ST92552430  $293   5000SH   SOLE
VODAFONE AIRTOUCH COMM. ST92857T10 $1,351 36500SH   SOLE
WAL MART STORES INCOMM. ST93114210  $154   3200SH   SOLE
WELLS FARGO & CO DCOMM. ST94974610  $533  11600SH   SOLE
WORLDCOM INC GA COCOMM. ST98157D10  $633  20850SH   SOLE
YAHOO INC COM     COMM. ST98433210  $291   3200SH   SOLE